Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Inventories	¥ 3,142	¥ 3,089
Marketable securities	1,102
Property, plant and equipment		4,394
Accrued bonus	2,242	2,324
Accrued enterprise tax		317
Pension and severance plans	4,526	3,677
Operating loss carryforwards for tax purposes	13,646	6,672
Foreign tax credit	5,402	7,880
Accrued vacation	1,135	949
Accrued expenses	3,636	1,838
Other	2,613	1,904
Gross deferred tax assets	37,444	33,044
Less-Valuation allowance	(14,492)	(9,786)
Net deferred tax assets	22,952	23,258
Deferred tax liabilities:
Refund of enterprise taxes	(285)
Basis difference of acquired assets	(4,495)	(3,613)
Property, plant and equipment	(1,058)
Undistributed earnings not permanently reinvested	(7,856)	(6,097)
Marketable securities		(125)
Intangible assets	(4,601)	(1,068)
Transfer pricing adjustments		(9,362)
Other	(1,083)	(1,172)
Gross deferred tax liabilities	(19,378)	(21,437)
Net deferred tax assets	¥ 3,574	¥ 1,821